ICST STAT SUP-1 062813
Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Global Real Estate Income Fund
Invesco Floating Rate Fund	Invesco U.S. Quantitative Core Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES - INVESCO CORE PLUS BOND FUND - Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
Claudia Calich	Portfolio Manager	2009
Darren Hughes	Portfolio Manager	2012
Michael Hyman	Portfolio Manager	2013
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT- Portfolio Managers - Invesco Core Plus Bond Fund” in the prospectus:
•	“Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Claudia Calich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1992.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.”
ICST STAT SUP-1 062813

CPB STAT SUP-1 062813
Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Core Plus Bond Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
Claudia Calich	Portfolio Manager	2009
Darren Hughes	Portfolio Manager	2012
Michael Hyman	Portfolio Manager	2013
Scott Roberts	Portfolio Manager	2012
Robert Waldner	Portfolio Manager	2013”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Claudia Calich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

•	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 1992.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
CPB STAT SUP-1 062813

Statement of Additional Information Supplement dated June 28, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Global Real Estate Income Fund
Invesco U.S. Quantitative Core Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts - Invesco Core Plus Bond Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds and
Portfolio	Investments in each	pooled investment	Invesco pooled investment
Manager	Fund[1]	vehicles[2]	vehicles[3]
Invesco Core Plus Bond Fund
Chuck Burge	None	$10,001-$50,000	$100,001-$500,000
Claudia Calich	None	None	$100,001-$500,000
Darren Hughes	None	None	$500,001-$1,000,000
Michael Hyman[4]	None	None	None
Scott Roberts	None	None	$100,001-$500,000
Robert Waldner[5]	None	None	None

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Effective June 28, 2013, Mr. Hyman will be appointed as portfolio manager of Invesco Core Plus Bond Fund. Information is provided as of May 31, 2013.

5	Effective June 28, 2013, Mr. Waldner will be appointed as portfolio manager of Invesco Core Plus Bond Fund. Information is provided as of May 31, 2013.
ACST SUP-3 062813

Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Core Plus Bond Fund
Chuck Burge	8	$14,796.4	8	$3,549.8	2	$268.1
Claudia Calich	2	$202.1	9	$1,931.1	None	None
Darren Hughes	8	$3,140.0	None	None	None	None
Michael Hyman[4]	None	None	None	None	None	None
Scott Roberts	8	$3,140.0	None	None	None	None
Robert Waldner[5]	None	None	None	None	None	None
ACST SUP-3 062813